SUBSEQUENT EVENTS (Tables)	12 Months Ended
Feb. 28, 2013
SUBSEQUENT EVENTS [Abstract]
Schedule of Future Accounting Adjustments Relating to Restructuring Activities
Items impacting cash on April 10, 2013:
Collection of overdue accounts receivable as at April 10th	19,409
Collection of contingent receivable previously recorded	13,843
Payment of accounts payable overdue as at April 10th	(13,856)

19,396

Other financial impacts:
Reduction of capital assets previously recorded	(659)
Elimination of capital lease obligation	1,291
Elimination of accounts payable amounts previously recorded	14,182

14,814
Termination fee to be disbursed in several tranches	(8,845)

Net Impact	5,969